CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common shares Class A common shares	Common shares Class B common shares	Treasury shares	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive income (loss)	Total JOYY Inc.'s shareholders' equity	Non controlling interests	Class A common shares	Class B common shares	Total
Balance at Dec. 31, 2022	$ 13	$ 3	$ (655,141)	$ 3,277,978	$ 32,536	$ 2,685,063	$ (162,235)	$ 5,178,217	$ 233,149			$ 5,411,366
Balance (in shares) at Dec. 31, 2022	1,066,177,028	326,509,555
Increase (Decrease) in Stockholders' Equity
Issuance of common shares for vested restricted shares and restricted share units (in shares)	3,471
Transfer from treasury shares to issued common shares for vested restricted share units			14,085	(14,085)
Transfer from treasury shares to issued common shares for vested restricted share units (in shares)	7,240,060
Share-based compensation				30,263				30,263	1,716			31,979
Appropriation to statutory reserves					5,179	(5,179)
Capital injection in subsidiaries from non-controlling interest shareholders				68,738				68,738	(86,934)			(18,196)
Share of changes in the equity method investments' capital accounts				(26,175)		(9)	1,687	(24,497)				(24,497)
Repurchase and retirement of common shares	$ (4)		(272,883)	(50,000)				(322,887)				(322,887)
Repurchase and retirement of common shares (in shares)	(182,576,920)
Repurchase of non-controlling interest and redeemable non-controlling interests				(389)				(389)				(389)
Deconsolidation of subsidiaries					(6)	6	(1,135)	(1,135)	6,415			5,280
Dividends declared						(82,072)		(82,072)				(82,072)
Net income attributable to JOYY Inc. and non-controlling interest shareholders						301,816		301,816	(29,398)			272,418
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value						(5,048)		(5,048)	(302)			(5,350)
Gain on repurchase of redeemable convertible preferred shares of a subsidiary						52,583		52,583				52,583
Exercise/settlement of RSU's in subsidiaries				(11,351)				(11,351)	11,500			149
Settlement of capped call options				7,775				7,775				7,775
Other comprehensive loss							(35,327)	(35,327)	(2,816)			(38,143)
Balance at Dec. 31, 2023	$ 9	$ 3	(913,939)	3,282,754	37,709	2,947,160	(197,010)	5,156,686	133,330			5,290,016
Balance (in shares) at Dec. 31, 2023	890,843,639	326,509,555
Increase (Decrease) in Stockholders' Equity
Issuance of common shares for vested restricted shares and restricted share units (in shares)	(3,962)
Transfer from treasury shares to issued common shares for vested restricted share units (in shares)	8,063,760									8,063,760
Share-based compensation				22,168				22,168	1,032			23,200
Appropriation to statutory reserves					2,814	(2,814)
Repurchase and retirement of common shares	$ (2)		(309,247)	50,000				(259,249)				(259,249)
Repurchase and retirement of common shares (in shares)	(184,240,240)
Repurchase of non-controlling interest and redeemable non-controlling interests				(180)				(180)				(180)
Deconsolidation of subsidiaries					(23)	23
Net income attributable to JOYY Inc. and non-controlling interest shareholders						(146,236)		(146,236)	(96,402)			(242,638)
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value						(1,388)		(1,388)	(212)			(1,600)
Gain on repurchase of redeemable convertible preferred shares of a subsidiary												0
Exercise/settlement of RSU's in subsidiaries				(9,206)				(9,206)	9,385			179
Other comprehensive loss							(50,605)	(50,605)	635			(49,970)
Balance at Dec. 31, 2024	$ 7	$ 3	(1,223,186)	3,345,536	40,500	2,796,745	(247,615)	4,711,990	47,768			4,759,758
Balance (in shares) at Dec. 31, 2024	714,663,197	326,509,555								714,663,197	326,509,555
Increase (Decrease) in Stockholders' Equity
Issuance of common shares for vested restricted shares and restricted share units (in shares)	(22,363)
Transfer from treasury shares to issued common shares for vested restricted share units			13,977	(13,977)
Transfer from treasury shares to issued common shares for vested restricted share units (in shares)	6,977,380									6,977,380
Share-based compensation				25,434				25,434	366			25,800
Appropriation to statutory reserves					1,721	(1,721)
Repurchase and retirement of common shares			(92,889)	(41,753)				(134,642)				(134,642)
Repurchase and retirement of common shares (in shares)	(48,435,040)
Repurchase of non-controlling interest and redeemable non-controlling interests				(133)				(133)				(133)
Deconsolidation of subsidiaries					(4,352)	4,352
Dividends declared						(197,335)		(197,335)				(197,335)
Net income attributable to JOYY Inc. and non-controlling interest shareholders						2,098,435		2,098,435	(11,213)			2,087,222
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value						(1,387)		(1,387)	(213)			(1,600)
Gain on repurchase of redeemable convertible preferred shares of a subsidiary												0
Exercise/settlement of RSU's in subsidiaries				(37)				(37)	139			102
Other comprehensive loss							39,522	39,522	(1,997)			37,525
Balance at Dec. 31, 2025	$ 7	$ 3	$ (1,302,098)	$ 3,315,070	$ 37,869	$ 4,699,089	$ (208,093)	$ 6,541,847	$ 34,850			$ 6,576,697
Balance (in shares) at Dec. 31, 2025	673,183,174	326,509,555								673,183,174	326,509,555